Revenues (By Significant Types of Films) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 333,522	$ 48,509	¥ 290,706	¥ 253,926
Percent of Total	100.00%	100.00%	100.00%	100.00%
Stamping and Transfer Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 129,548	$ 18,843	¥ 116,396	¥ 95,705
Percent of Total	38.90%	38.90%	40.00%	37.80%
Printing Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 30,686	$ 4,463	¥ 24,779	¥ 20,366
Percent of Total	9.20%	9.20%	8.50%	8.00%
Metallized Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 4,373	$ 636	¥ 8,431	¥ 7,391
Percent of Total	1.30%	1.30%	2.90%	2.90%
Specialty Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 148,801	$ 21,642	¥ 108,089	¥ 96,091
Percent of Total	44.60%	44.60%	37.20%	37.80%
Base Film For Other Applications [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 20,114	$ 2,925	¥ 33,011	¥ 34,373
Percent of Total	6.00%	6.00%	11.40%	13.50%